NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS (Tables)	12 Months Ended
Dec. 31, 2021
Ayala Pharmaceuticals Inc [Member]
SCHEDULE OF THE LOSS PER SHARE

	Year ended	Year ended
	December 31,	December 31,
	2021	2020
Numerator:
Net loss	$40,254	$30,146
Denominator:
Weighted-average number of shares used to compute net loss per share, basic and diluted	14,398,905	9,860,610